Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 3,001	$ 3,499	$ 2,825
Basic earnings per Ordinary Share (in dollars per share)	$ 2.37	$ 2.77	$ 2.23
Diluted earnings per Ordinary Share (in dollars per share)	$ 2.37	$ 2.76	$ 2.23
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,266	1,265	1,264
Dilutive impact of share options outstanding (millions)	1	1	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,266	1,265